UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Generation Investment Management LLP
Address: 4 Cork Street, 1st Floor

         London, United Kingdom  W1S 3LG

13F File Number:  28-12114

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Blood
Title:     Managing Partner
Phone:     +44 (0) 207 534 4700

Signature, Place, and Date of Signing:

     /s/ David Blood     London, UK     January 23, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $778,908 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC                      COM              001055102    62252   993961 SH       SOLE                   839605    30500   123856
AMDOCS LTD                     ORD              G02602103    53882  1563167 SH       SOLE                  1322154    47587   193426
AUTODESK INC                   COM              052769106    32993   663041 SH       SOLE                   557556    20504    84981
BECTON DICKINSON & CO          COM              075887109    51381   614754 SH       SOLE                   519584    18300    76870
BLACKBAUD INC                  COM              09227Q100    26444   943073 SH       SOLE                   795845    29090   118138
CISCO SYS INC                  COM              17275R102    50783  1876000 SH       SOLE                  1585000    57550   233450
DONALDSON INC                  COM              257651109    17781   383385 SH       SOLE                   318721    12977    51687
GENERAL ELECTRIC CO            COM              369604103    43357  1169609 SH       SOLE                   987577    35706   146326
GREENHILL & CO INC             COM              395259104    33327   501305 SH       SOLE                   423729    15370    62206
HDFC BANK LTD                  ADR REPS 3 SHS   40415F101     8623    66100 SH       SOLE                    55900     2000     8200
ITRON INC                      COM              465741106    10960   114200 SH       SOLE                    96450     3500    14250
JOHNSON CTLS INC               COM              478366107    74761  2074379 SH       SOLE                  1750032    63550   260797
LABORATORY CORP AMER HLDGS     COM NEW          50540R409    24015   317947 SH       SOLE                   269949     9600    38398
METABOLIX INC                  COM              591018809     6545   275000 SH       SOLE                   275000        0        0
MILLIPORE CORP                 COM              601073109    31808   434651 SH       SOLE                   366989    13341    54321
MUELLER WTR PRODS INC          COM SER B        624758207    17802  1785600 SH       SOLE                  1510001    54474   221125
NORTHERN TR CORP               COM              665859104    33817   441597 SH       SOLE                   373254    13527    54816
PROCTER & GAMBLE CO            COM              742718109    35367   481712 SH       SOLE                   406818    14800    60094
SPDR TR                        UNIT SER 1       78462F103     1389     9500 SH       SOLE                        0     9500        0
STAPLES INC                    COM              855030102    36399  1577771 SH       SOLE                  1333254    48310   196207
TECHNE CORP                    COM              878377100    33696   510160 SH       SOLE                   426603    16500    67057
UBS AG                         SHS NEW          H89231338    40775   880971 SH       SOLE                   744985    26837   109149
VARIAN MED SYS INC             COM              92220P105    27659   530265 SH       SOLE                   447763    16300    66202
WATERS CORP                    COM              941848103    23092   292041 SH       SOLE                   246792     8950    36299